Financial expenses (Details) - DKK (kr) kr in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Financial expenses
Interest expenses and banking fees	kr (134)	kr (503)	kr (279)	kr (922)
Fair value adjustment	0	0	5,164	0
Other financial expenses	(1,256)	(657)	(5,583)	(1,555)
Currency exchange adjustments	(12,426)	(420)	(8,988)	(4,606)
Total Financial expenses	kr (13,816)	kr (1,580)	kr (20,014)	kr (7,083)